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                                Supplement to the
                                Prospectuses for

                            UBS LIR MONEY MARKET FUND
                        UBS LIR TREASURY SECURITIES FUND
               dated September 1, 2001 (as revised April 8, 2002)

                       UBS LIR GOVERNMENT SECURITIES FUND
                dated September 1, 2001 (as revised June 3, 2002)

                                       and

                          UBS SELECT MONEY MARKET FUND
               dated September 1, 2001 (as revised April 8, 2002)


                                                                   July 19, 2002
Dear Investor,

The purpose of this supplement is to notify you of (1) new wire instructions and
(2) revised dividend payment information.


.................................................................................

NEW WIRE INSTRUCTIONS:

   EFFECTIVE JULY 29, 2002, THE WIRE INSTRUCTIONS TO BE USED FOR PURCHASING
   ------------------------------------------------------------------------
                             SHARES ARE CHANGING.
                             --------------------
Beginning that date, please instruct your bank to transfer federal funds by wire as follows:

 To:     PNC Bank,
         Philadelphia, PA
         ABA #0310-0005-3
 BNF:    Mutual Fund Services A/C 8614973575
 Re:     Purchase shares of UBS _______ Fund (insert LIR
         Money Market, LIR Government Securities, LIR Treasury Securities or Select Money Market)
 FFC:    (Name Of Account and Account Number)

These updated wire instructions will replace those currently shown in the prospectus in the section captioned "Managing Your Fund Account - Buying Shares
- Wire Instructions." If you have any questions regarding this change, please contact the transfer agent at 1-888-547-FUND.

.................................................................................



DIVIDEND PAYMENT INFORMATION:

In the section captioned "Dividends and Taxes - Dividends," the second sentence of the first paragraph is replaced with the following: "Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account."


                                                                   Item # ZS-154